Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of share-based expense by award type
The following table represents the share-based payment expense by award type for the year ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
	£’000	£’000
Share options	14,510	19,959
Performance share options	3,005	2,545
PSUs	718	424
RSUs	4,090	3,709
Clawback shares	2,027	3,939
	24,350	30,576

Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options	Information with respect to share options for the year ended December 31, 2023 is as follows:

	Number of Share Options	Weighted Average Exercise Price
Options held as at January 1, 2023	9,809,788	£0.04
Granted	2,946,265	£0.14
Exercised	(2,294,497)	£0.02
Forfeited	(1,003,584)	£0.01
Options held as at December 31, 2023	9,457,972	£0.08

Exercisable as at December 31, 2023	4,856,059	£0.08

Disclosure of the fair value of the share options as at the grant date	The Black-Scholes model has been used to calculate the fair value of options of the equity settled share based payments, with the following weighted average values:

Exercise price	£0.0005
Expected life	6.0 years
Expected volatility	95.7%
Risk-free rate	3.12%
Expected dividend rate	£0.00
Fair value	£4.22

Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of the fair value of the share options as at the grant date
A Monte Carlo model has been used to calculate the fair value of the performance options as at the grant date, with the following weighted average values for the year ended December 31, 2023:

Exercise price	£0.0005
Expected life	3.0 years
Expected volatility	88.6%
Risk-free rate	3.59%
Expected dividend rate	—
Fair value	£3.33

Disclosure of number and weighted average exercise prices of other equity instruments	Information with respect to performance share options for the year ended December 31, 2023 is as follows:

	Number of Share Options	Weighted Average Exercise Price
Options held as at January 1, 2023	877,704	£0.00
Granted	1,350,482	£0.00
Exercised	(39,304)	£0.00
Forfeited	(239,192)	£0.00
Options held as at December 31, 2023	1,949,690	£0.00

Exercisable as at December 31, 2023	—	£0.00

PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments
Information with respect to performance share units for the year ended December 31, 2023 is as follows:

Number of PSUs
PSUs held as at January 1, 2023	146,285
Granted	342,548
PSUs held as at December 31, 2023	488,833

RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments
Details of the RSUs in existence during the year to December 31, 2023 are as follows:

Number of RSUs
RSUs held as at January 1, 2023	759,696
Granted	745,345
Released	(443,768)
Forfeited	(42,087)
RSUs held as at December 31, 2023	1,019,186